Earnings per share (Detail) S/ / shares in Units, shares in Thousands, S/ in Thousands	12 Months Ended
	Dec. 31, 2020 PEN (S/) S/ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 PEN (S/) S/ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 PEN (S/) S/ / shares shares	Dec. 31, 2018 $ / shares
Earnings per share [line items]
Opening Balance	115,446		110,692		107,682
Purchase of treasury stock	(2)		(1)
Sale of treasury stock	3		1		2,754
Closing Balance	115,447		112,789		110,436
IFS's shareholders | S/	S/ 383,259		S/ 1,441,258		S/ 1,084,280
Earnings per share attributable to IFS's shareholders basic and diluted (stated in Soles) | (per share)	S/ 3.320	$ 3.320	S/ 12.778	$ 12.778	S/ 9.818	$ 9.818
Issuance of new shares			1,031
Sale of treasury stock			1,066
Outstanding shares [member]
Earnings per share [line items]
Opening Balance	115,446		110,692		107,682
Purchase of treasury stock	(27)		(3)
Sale of treasury stock	4		2		3,010
Closing Balance	115,423		115,446		110,692
Issuance of new shares			2,337
Sale of treasury stock			2,418
Sharesconsidered in computation [member]
Earnings per share [line items]
Opening Balance	115,446		110,692		107,682
Purchase of treasury stock	(27)		(3)
Sale of treasury stock	4		2		3,010
Closing Balance	115,423		115,446		110,692
Issuance of new shares			2,337
Sale of treasury stock			2,418